PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2025, 2024 and 2023:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2023	$418	$59	$116	$593
Additions	–	3	-	3
Disposals	–	–	–	–
Balance at December 31, 2023	418	$62	$116	$596
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2024	418	$62	$116	$596
Additions	–	1	-	1
Disposals	–	–	–	–
Balance at December 31, 2025	$418	$63	$116	$597

Accumulated depreciation
Balance at January1, 2023	418	53	112	$583
Depreciation for the year	–	7	4	11
Disposals	–	–	–	–
Balance at December 31, 2023	$418	$60	$116	$594
Depreciation for the year	–	1	–	1
Disposals	–	–	–	–
Balance at December 31, 2024	418	$61	$116	$595
Depreciation for the year	–	1	-	1
Disposals	–	–	–	–
Balance at December 31, 2025	$418	$62	$116	$596
Carrying amounts
At December 31, 2023	$-	$2	$-	$2
At December 31, 2024	$-	$1	$-	$1
At December 31, 2025	$-	$1	$-	$1

The depreciation expense of property and equipment amounts to $952, $1,273, and $10,744 for the years ended December 31, 2025, 2024 and 2023, respectively.